ADVANCED SERIES TRUST

GATEWAY CENTER THREE, 4TH FLOOR

100 MULBERRY STREET

NEWARK, NJ 07109

December 26, 2007

VIA EDGAR

Ms. Sally Samuel

Senior Counsel

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE, MailStop 4644

Washington, DC 20549

Re:	Advanced Series Trust
Registration Statement on Form N-14 (File No. 811-05186)

Ms Samuel:

On behalf of Advanced Series Trust (the “Trust”), we are hereby filing the Trust’s Registration Statement on Form N-14 (the “Registration Statement”) in connection with the special meetings of shareholders (each, a “Meeting”, together, the “Meetings”) of (i) SP Small Cap Growth Portfolio; (ii) SP T. Rowe Price Large Cap Growth Portfolio; (iii) SP Large Cap Value Portfolio; and (iv) SP AIM Core Equity Portfolio (together, the “SP Portfolios”), all of which are series of The Prudential Series Fund.  These materials include the notice of the Meetings, the prospectus/proxy statement, and the forms of proxy card.

At the Meetings, shareholders will be asked to vote to approve or disapprove separate acquisitions by the Trust of the SP Portfolios (each, a “Reorganization”, together, the “Reorganizations”).

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to the following registration statements on Form N-14 that have been recently declared effective by the staff, including an
N-14 registration statement filed by the Trust on July 12, 2005 (File No. 333-126542).

Due to the similarities in the Registration Statement and the above-referenced filings, we request “no review” or “limited review” by the staff.

It is proposed that the filing become effective on January 26, 2008 pursuant to Rule 488 under the Securities Act of 1933, as amended, and we would appreciate receiving the staff’s comments prior to that date.

We would appreciate receiving the staff’s comments at your earliest convenience.  Please do not hesitate to contact the undersigned at (973) 367-2598 if you have questions or comments or if you require further information.

Very truly yours,
/s/ Jelani Roper
Jelani Roper